Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2022
Disaggregation of Revenue [Abstract]
Summary of disaggregation of revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Three months ended June 30,		Six Months ended June 30,
	2022	2021	2022	2021
Mobile	$60,753	$67,317	$124,883	$137,321
Web	19,817	25,911	41,173	52,574

Total	$80,570	$93,228	$166,056	$189,895
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended June 30,		Six Months ended June 30,
	2022	2021	2022	2021
U.S. (1)	$70,661	$80,432	$144,349	$164,094
International	9,909	12,796	21,707	25,801

Total	$80,570	$93,228	$166,056	$189,895

(1)	Geographic location is presented as being derived from the U.S. when data is not available

Summary of contract assets and contract liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Contract assets (1)	$484	$674
Contract liabilities	1,612	2,246

(1)	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.